Property, plant and equipment - Summary of useful lives of property, plant and equipment (Details)	12 Months Ended
Dec. 31, 2023
Buildings | Bottom of range
Disclosure of detailed information about property, plant and equipment [Line Items]
Useful lives of property, plant and equipment	5 years
Buildings | Top of range
Disclosure of detailed information about property, plant and equipment [Line Items]
Useful lives of property, plant and equipment	50 years
Other plant and equipment | Bottom of range
Disclosure of detailed information about property, plant and equipment [Line Items]
Useful lives of property, plant and equipment	3 years
Other plant and equipment | Top of range
Disclosure of detailed information about property, plant and equipment [Line Items]
Useful lives of property, plant and equipment	50 years